Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues (notes 5 and 26)
Licensing revenue	$ 911	$ 74
Product sales	2,370	129
Royalty income	67	45
Supply chain	304	284
Total revenues	3,652	532
Operating expenses (note 21)
Cost of sales	2,317	410
Research and development costs	1,506	1,837
General and administrative expenses	4,759	6,615
Selling expenses	1,134	1,214
Restructuring costs (note 16)		507
Impairment of right of use asset (note 12)		22
Gain on modification of building lease (notes 12 and 17)	(219)
(Reversal) of writeoff/write off of other asset (note 9)	(139)	169
Total operating expenses	9,358	10,774
Loss from operations	(5,706)	(10,242)
Gain due to changes in foreign currency exchange rates	572	87
Change in fair value of warrant liability (note 18)	1,147	4,518
Other finance costs	(736)	(593)
Net finance income	983	4,012
Loss before income taxes	(4,723)	(6,230)
Income tax (expense) recovery (note 23)	(395)	188
Net loss	(5,118)	(6,042)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(1,139)	83
Items that will not be reclassified to profit or loss:
Actuarial loss on defined benefit plans	(650)	(1,068)
Comprehensive loss	$ (6,907)	$ (7,027)
Net loss per share (basic) (note 27)	$ (0.12)	$ (0.35)
Net loss per share (diluted) (note 27)	$ (0.12)	$ (0.35)
Weighted average number of shares outstanding (note 27)
Basic	41,083,163	17,494,472
Diluted	41,083,163	17,494,472